Basis of preparation	3 Months Ended
Jan. 31, 2024
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Basis of preparation
2.	Basis of preparation
Statement of compliance
These condensed interim consolidated financial statements of the Bank have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and accounting requirements of OSFI in accordance with Section 308 of the Bank Act. Section 3
0
8 states that except as otherwise specified by OSFI, the financial statements are to be prepared in accordance with IFRS.
These condensed interim consolidated financial statements were prepared in accordance with International Accounting Standard 34,
Interim Financial Reporting
(IAS 34) and do not include all of the information required for full annual financial statements. These condensed interim consolidated financial statements should be read in conjunction with the Bank’s audited consolidated financial statements for the year ended October 31, 2023.
The condensed interim consolidated financial statements for the quarter ended January 31, 2024 have been approved by the Board of Directors for issue on February 27, 2024.
Basis of measurement
The condensed interim consolidated financial statements have been prepared on the historical cost basis except for the following material items that are measured at fair value in the Consolidated Statement of Financial Position:

•	Financial assets and liabilities measured at fair value through profit or loss

•	Financial assets and liabilities designated at fair value through profit or loss

•	Derivative financial instruments

•	Equity instruments designated at fair value through other comprehensive income

•	Debt instruments measured at fair value through other comprehensive income
Functional and presentation currency
These condensed interim consolidated financial statements are presented in Canadian dollars, which is the Bank’s functional currency. All financial information presented in Canadian dollars has been rounded to the nearest million unless otherwise stated.
Use of estimates and judgments
The preparation of financial statements, in conformity with IFRS, requires management to make estimates, apply judgments and make assumptions that affect the reported amount of assets and liabilities at the date of the condensed interim consolidated financial statements, and income and expenses during the reporting period. Estimates made by management are based on historical experience and other assumptions that are believed to be reasonable. Key areas where management has made difficult, complex or subjective judgments, often as a result of matters that are inherently uncertain, include those relating to the allowance for credit losses, the fair value of financial instruments (including derivatives), corporate income taxes, employee benefits, the fair value of all identifiable assets and liabilities as a result of business combinations, impairment of non-financial
assets and derecognition of financial assets and liabilities. While management makes its best estimates and assumptions, actual results could differ from these estimates and assumptions.